Quarterly Holdings Report
for
Fidelity® Diversified International Fund
January 31, 2022
DIF-NPRT1-0422
1.813063.117
Common Stocks - 97.5%
	Shares	Value ($)
Australia - 0.7%
Aristocrat Leisure Ltd.	2,367,547	68,629,896
Lynas Rare Earths Ltd. (a)	4,273,302	27,601,695
TOTAL AUSTRALIA		96,231,591
Austria - 0.5%
Erste Group Bank AG	1,368,363	63,958,068
Bailiwick of Jersey - 2.6%
Experian PLC	1,811,773	75,673,956
Ferguson PLC	833,959	131,173,925
Glencore Xstrata PLC	9,610,462	50,066,820
WPP PLC	4,729,630	74,163,080
TOTAL BAILIWICK OF JERSEY		331,077,781
Belgium - 1.9%
Azelis Group NV	675,098	17,189,834
KBC Groep NV	1,897,123	164,991,578
UCB SA	623,161	62,007,806
TOTAL BELGIUM		244,189,218
Bermuda - 1.2%
Hiscox Ltd.	4,281,697	56,280,241
IHS Markit Ltd.	902,327	105,382,770
TOTAL BERMUDA		161,663,011
Canada - 3.5%
Canadian Natural Resources Ltd.	2,721,984	138,460,044
Constellation Software, Inc.	55,778	96,068,571
Fairfax India Holdings Corp. (a)(b)	1,618,512	19,260,293
First Quantum Minerals Ltd.	1,691,701	41,668,692
Franco-Nevada Corp.	417,592	55,213,537
GFL Environmental, Inc. (c)	851,434	27,986,636
Thomson Reuters Corp.	353,854	37,986,797
Tourmaline Oil Corp.	1,050,308	37,446,374
TOTAL CANADA		454,090,944
Cayman Islands - 1.7%
Anta Sports Products Ltd.	2,959,218	44,433,462
GlobalFoundries, Inc.	821,924	40,553,730
JD.com, Inc. Class A (a)	45,258	1,715,342
Li Ning Co. Ltd.	5,675,156	55,378,184
Medlive Technology Co. Ltd. (b)	1,374,146	2,231,089
Tencent Holdings Ltd.	950,425	59,555,798
Zai Lab Ltd. ADR (a)	200,437	9,955,706
TOTAL CAYMAN ISLANDS		213,823,311
China - 0.7%
Kweichow Moutai Co. Ltd. (A Shares)	298,755	89,374,797
Curacao - 0.4%
Schlumberger Ltd.	1,478,360	57,759,525
Denmark - 1.4%
DSV A/S	742,339	150,828,980
GN Store Nord A/S	566,410	34,275,714
TOTAL DENMARK		185,104,694
France - 9.4%
Amundi SA (b)	288,417	22,420,467
AXA SA	404,200	12,801,414
BNP Paribas SA	2,275,618	162,455,029
Capgemini SA	724,205	162,813,084
Dassault Systemes SA	1,268,414	61,338,436
Hermes International SCA	13,250	19,893,797
Legrand SA	798,322	81,247,697
LVMH Moet Hennessy Louis Vuitton SE	345,102	283,459,001
Pernod Ricard SA	644,349	137,825,851
Sartorius Stedim Biotech	130,932	57,415,165
Societe Generale Series A	2,020,727	75,010,035
Teleperformance	302,852	114,050,757
Worldline SA (a)(b)	542,296	26,285,190
TOTAL FRANCE		1,217,015,923
Germany - 7.9%
adidas AG	334,505	91,793,966
Allianz SE	670,714	172,207,611
Brenntag SE	405,521	34,743,512
Deutsche Post AG	2,631,290	158,352,625
Hannover Reuck SE	400,014	80,699,669
Linde PLC	514,280	163,551,330
Merck KGaA	363,155	79,639,256
SAP SE	441,081	55,338,536
Siemens Healthineers AG (b)	1,563,722	100,488,323
SUSE SA (a)	553,768	18,264,197
Symrise AG	340,203	40,654,053
Synlab AG (a)	792,330	18,221,199
TOTAL GERMANY		1,013,954,277
Greece - 0.1%
Piraeus Financial Holdings SA (a)	5,299,600	8,917,951
Hong Kong - 2.5%
AIA Group Ltd.	19,664,223	205,290,797
Chervon Holdings Ltd. (a)	917,698	6,631,959
Hong Kong Exchanges and Clearing Ltd.	683,132	38,990,263
Techtronic Industries Co. Ltd.	3,990,128	65,837,520
TOTAL HONG KONG		316,750,539
India - 4.5%
Axis Bank Ltd. (a)	2,377,100	24,910,008
HDFC Bank Ltd.	6,752,194	135,878,973
Housing Development Finance Corp. Ltd.	3,085,947	105,360,736
Kotak Mahindra Bank Ltd. (a)	3,745,905	93,949,707
Reliance Industries Ltd.	6,809,546	219,589,830
TOTAL INDIA		579,689,254
Indonesia - 0.7%
PT Bank Central Asia Tbk	67,700,899	36,009,929
PT Bank Rakyat Indonesia (Persero) Tbk	173,343,199	49,339,616
TOTAL INDONESIA		85,349,545
Ireland - 1.9%
Aon PLC	291,831	80,673,762
ICON PLC (a)	120,318	31,970,899
Kingspan Group PLC (Ireland)	773,455	74,450,525
Ryanair Holdings PLC sponsored ADR (a)	555,153	61,966,178
TOTAL IRELAND		249,061,364
Isle of Man - 0.2%
Entain PLC (a)	1,004,279	21,741,995
Italy - 0.9%
FinecoBank SpA	2,941,455	49,452,507
Moncler SpA	56,218	3,608,046
Recordati SpA	585,993	32,827,609
Reply SpA	151,083	25,389,589
TOTAL ITALY		111,277,751
Japan - 18.8%
Advantest Corp.	296,998	25,278,270
Daikin Industries Ltd.	259,656	54,513,274
FUJIFILM Holdings Corp.	1,471,129	98,618,654
Fujitsu Ltd.	327,897	43,347,453
Hitachi Ltd.	2,749,666	142,916,736
Hoya Corp.	2,000,424	259,391,670
Itochu Corp.	3,109,840	99,908,161
Keyence Corp.	363,152	186,268,889
Minebea Mitsumi, Inc.	5,570,143	136,304,698
Misumi Group, Inc.	1,837,665	59,617,310
Money Forward, Inc. (a)	239,350	10,891,915
Murata Manufacturing Co. Ltd.	339,278	25,508,034
Nitori Holdings Co. Ltd.	111,300	15,945,135
NOF Corp.	258,192	11,822,648
Nomura Research Institute Ltd.	211,400	7,400,246
Olympus Corp.	1,687,786	37,767,668
ORIX Corp.	4,895,408	100,978,191
Pan Pacific International Holdings Ltd.	1,017,296	13,691,618
Persol Holdings Co. Ltd.	2,706,587	69,872,754
Recruit Holdings Co. Ltd.	2,795,134	138,159,579
Relo Group, Inc.	1,887,295	34,059,187
Seven & i Holdings Co. Ltd.	610,143	31,031,043
Shin-Etsu Chemical Co. Ltd.	966,392	161,686,466
SMC Corp.	185,942	103,711,298
Sony Group Corp.	1,697,761	189,925,936
TIS, Inc.	2,264,470	59,557,061
Tokyo Electron Ltd.	276,014	135,007,599
Tsuruha Holdings, Inc.	587,017	47,280,922
Welcia Holdings Co. Ltd.	1,294,780	34,969,227
Z Holdings Corp.	12,272,153	62,326,179
ZOZO, Inc.	1,061,995	28,299,444
TOTAL JAPAN		2,426,057,265
Korea (South) - 1.1%
NAVER Corp.	138,540	36,589,027
Samsung Electronics Co. Ltd.	1,750,480	108,863,363
TOTAL KOREA (SOUTH)		145,452,390
Luxembourg - 1.0%
B&M European Value Retail SA	10,545,107	80,750,453
Eurofins Scientific SA	464,743	46,661,523
TOTAL LUXEMBOURG		127,411,976
Netherlands - 6.5%
Adyen BV (a)(b)	30,727	62,526,299
Airbus Group NV (a)	771,881	98,563,940
Argenx SE (a)	68,075	18,216,314
ASML Holding NV	516,764	349,952,581
IMCD NV	447,819	77,033,802
NXP Semiconductors NV	485,140	99,667,162
Wolters Kluwer NV	1,288,428	131,134,375
TOTAL NETHERLANDS		837,094,473
New Zealand - 0.1%
EBOS Group Ltd.	152,307	3,915,462
Ryman Healthcare Group Ltd.	1,095,023	7,160,166
TOTAL NEW ZEALAND		11,075,628
Norway - 0.3%
Schibsted ASA (A Shares)	1,409,921	41,768,364
Spain - 1.4%
Cellnex Telecom SA (b)	2,080,426	94,338,195
Industria de Diseno Textil SA	2,960,776	89,798,539
TOTAL SPAIN		184,136,734
Sweden - 2.1%
EQT AB	607,539	23,807,354
Hexagon AB (B Shares)	5,684,442	76,672,152
Indutrade AB	3,627,844	90,252,784
Investor AB (B Shares)	2,994,334	65,012,778
Kry International AB (d)(e)	2,651	754,812
Nibe Industrier AB (B Shares)	630,967	5,997,062
Nordnet AB	849,376	13,237,578
TOTAL SWEDEN		275,734,520
Switzerland - 9.1%
Dufry AG (a)	518,630	26,876,488
Idorsia Ltd. (a)	199,709	4,651,934
Julius Baer Group Ltd.	553,962	36,201,245
Lonza Group AG	194,271	133,938,562
Nestle SA (Reg. S)	2,684,613	346,686,563
Roche Holding AG (participation certificate)	957,355	370,495,790
Sika AG	493,445	172,643,701
Sonova Holding AG	192,998	68,753,616
Zur Rose Group AG (a)	22,383	5,479,257
TOTAL SWITZERLAND		1,165,727,156
Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,235,282	151,482,632
United Kingdom - 7.9%
AstraZeneca PLC (United Kingdom)	1,123,515	130,696,283
Big Yellow Group PLC	2,146,385	43,308,306
Bridgepoint Group Holdings Ltd. (b)	5,208,082	27,107,742
Compass Group PLC	3,316,029	75,365,553
Diageo PLC	2,391,740	120,690,544
Harbour Energy PLC (a)	5,584,386	27,249,614
JD Sports Fashion PLC	20,471,230	52,491,702
Lloyds Banking Group PLC	120,451,908	83,590,268
Prudential PLC (a)	3,706,990	62,484,045
Prudential PLC (Hong Kong) (a)	1,382,687	23,163,327
RELX PLC (Euronext N.V.)	5,769,458	176,936,465
Rentokil Initial PLC	10,799,070	75,623,128
S4 Capital PLC (a)	2,911,007	20,355,394
Smith & Nephew PLC	3,918,151	66,635,908
Starling Bank Ltd. Series D (a)(d)(e)	8,636,400	26,482,415
TOTAL UNITED KINGDOM		1,012,180,694
United States of America - 5.3%
Alphabet, Inc. Class C (a)	31,086	84,366,471
Booking Holdings, Inc. (a)	16,960	41,655,965
Cognizant Technology Solutions Corp. Class A	90,574	7,736,831
IQVIA Holdings, Inc. (a)	415,154	101,671,215
Marsh & McLennan Companies, Inc.	524,689	80,613,218
Marvell Technology, Inc.	1,345,044	96,036,142
MasterCard, Inc. Class A	205,693	79,475,661
NICE Systems Ltd. sponsored ADR (a)	277,089	70,951,409
Rivian Automotive, Inc.	1,530,142	90,532,382
Visa, Inc. Class A	110,662	25,028,425
TOTAL UNITED STATES OF AMERICA		678,067,719
TOTAL COMMON STOCKS (Cost $7,675,596,928)		12,557,221,090

Preferred Stocks - 0.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
Estonia - 0.2%
Bolt Technology OU Series E (d)(e)	79,275	20,484,145
United States of America - 0.3%
Wasabi Holdings, Inc. Series C (d)(e)	2,976,172	38,749,759
TOTAL CONVERTIBLE PREFERRED STOCKS		59,233,904
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (d)(e)	15,316	4,360,881
TOTAL PREFERRED STOCKS (Cost $59,932,348)		63,594,785

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (f)	240,992,100	241,040,299
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	14,390,326	14,391,765
TOTAL MONEY MARKET FUNDS (Cost $255,431,107)		255,432,064

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,990,960,383)	12,876,247,939
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,547,396)
NET ASSETS - 100.0%	12,871,700,543

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $354,657,598 or 2.8% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $90,832,012 or 0.7% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	20,595,368
Kry International AB	5/14/21	1,151,345
Kry International AB Series E	5/14/21	7,002,062
Starling Bank Ltd. Series D	6/18/21	15,440,896
Wasabi Holdings, Inc. Series C	3/31/21	32,334,918

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	329,160,542	640,690,020	728,810,263	32,282	17,328	(17,328)	241,040,299	0.4%
Fidelity Securities Lending Cash Central Fund 0.08%	119,807,250	52,926,975	158,342,460	19,699	-	-	14,391,765	0.0%
Total	448,967,792	693,616,995	887,152,723	51,981	17,328	(17,328)	255,432,064

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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